Shareholder Report, Holdings (Details)	May 31, 2025
C000102168 | Energy Transfer8711572
Holdings [Line Items]
Percent of Total Investments	14.70%
C000102168 | Enterprise Products Partners8711574
Holdings [Line Items]
Percent of Total Investments	13.50%
C000102168 | MPLX8711585
Holdings [Line Items]
Percent of Total Investments	12.20%
C000102168 | Western Midstream Partners8711605
Holdings [Line Items]
Percent of Total Investments	11.00%
C000102168 | Plains All American Pipeline8711591
Holdings [Line Items]
Percent of Total Investments	9.50%
C000102168 | Hess Midstream8711580
Holdings [Line Items]
Percent of Total Investments	8.80%
C000102168 | Sunoco8711599
Holdings [Line Items]
Percent of Total Investments	8.50%
C000102168 | Cheniere Energy Partners8711565
Holdings [Line Items]
Percent of Total Investments	7.20%
C000102168 | USA Compression Partners8711601
Holdings [Line Items]
Percent of Total Investments	5.60%
C000102168 | Global Partners8711578
Holdings [Line Items]
Percent of Total Investments	4.80%
C000102168 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102168 | Energy
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000124409 | Enbridge8711625
Holdings [Line Items]
Percent of Total Investments	9.40%
C000124409 | Williams8711662
Holdings [Line Items]
Percent of Total Investments	9.30%
C000124409 | Kinder Morgan8711632
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124409 | ONEOK8711641
Holdings [Line Items]
Percent of Total Investments	7.60%
C000124409 | Cheniere Energy8711618
Holdings [Line Items]
Percent of Total Investments	7.10%
C000124409 | TC Energy8711654
Holdings [Line Items]
Percent of Total Investments	6.60%
C000124409 | DT Midstream8711623
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124409 | Pembina Pipeline8711643
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | MPLX8711637
Holdings [Line Items]
Percent of Total Investments	4.50%
C000124409 | Energy Transfer8711627
Holdings [Line Items]
Percent of Total Investments	4.40%
C000124409 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000124409 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000124409 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000124409 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000156499 | Global X Emerging Markets Bond ETF8711705
Holdings [Line Items]
Percent of Total Investments	20.40%
C000156499 | Global X SuperDividend® REIT ETF8711709
Holdings [Line Items]
Percent of Total Investments	19.30%
C000156499 | Global X Nasdaq 100® Covered Call ETF8711707
Holdings [Line Items]
Percent of Total Investments	19.00%
C000156499 | Global X U.S. Preferred ETF8711711
Holdings [Line Items]
Percent of Total Investments	18.70%
C000156499 | Williams8711702
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156499 | Kinder Morgan8711688
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156499 | Antero Midstream8711674
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156499 | MPLX8711690
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | Spire8711698
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156499 | OGE Energy8711694
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156499 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000156499 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156499 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000156499 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156499 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170551 | Microsoft8712189
Holdings [Line Items]
Percent of Total Investments	5.70%
C000170551 | NVIDIA8712206
Holdings [Line Items]
Percent of Total Investments	5.40%
C000170551 | Apple8712053
Holdings [Line Items]
Percent of Total Investments	5.20%
C000170551 | Amazon.com8712039
Holdings [Line Items]
Percent of Total Investments	2.80%
C000170551 | Alphabet8712038
Holdings [Line Items]
Percent of Total Investments	2.70%
C000170551 | Meta Platforms8712183
Holdings [Line Items]
Percent of Total Investments	1.70%
C000170551 | Capital One Financial8712079
Holdings [Line Items]
Percent of Total Investments	1.00%
C000170551 | Broadcom8712075
Holdings [Line Items]
Percent of Total Investments	1.00%
C000170551 | Tesla8712259
Holdings [Line Items]
Percent of Total Investments	0.70%
C000170551 | Micron Technology8712187
Holdings [Line Items]
Percent of Total Investments	0.60%
C000170551 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000170551 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170551 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170551 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170551 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170551 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000170551 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000170551 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000170551 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000170551 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000170551 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000191734 | Boeing8712841
Holdings [Line Items]
Percent of Total Investments	4.60%
C000191734 | Citigroup Capital XIII8705882
Holdings [Line Items]
Percent of Total Investments	2.50%
C000191734 | Wells Fargo8712938
Holdings [Line Items]
Percent of Total Investments	2.30%
C000191734 | Apollo Global Management8712816
Holdings [Line Items]
Percent of Total Investments	1.90%
C000191734 | NextEra Energy8712918
Holdings [Line Items]
Percent of Total Investments	1.80%
C000191734 | Ares Management8712820
Holdings [Line Items]
Percent of Total Investments	1.50%
C000191734 | Hewlett Packard Enterprise8712888
Holdings [Line Items]
Percent of Total Investments	1.50%
C000191734 | PG&E8712923
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Bank of America8712838
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Albemarle8712812
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191734 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000191734 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191734 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000191734 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000191734 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191734 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000191734 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000191734 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000191734 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000191734 | Financials
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000191734 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201047 | CME Group8713147
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201047 | RTX8713221
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201047 | Huntington Ingalls Industries8713178
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201047 | 3M8713128
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Paychex8713209
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Marathon Petroleum8713192
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201047 | Automatic Data Processing8713134
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | AbbVie8713130
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Johnson & Johnson8713183
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | General Dynamics8713172
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000201047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000201047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000201047 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203262 | AT&T8713262
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | Verizon Communications8713505
Holdings [Line Items]
Percent of Total Investments	1.90%
C000203262 | RTX8713466
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Intercontinental Exchange8713369
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | CME Group8713295
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203262 | Automatic Data Processing8713266
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Republic Services8713462
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Boston Scientific8713274
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Waste Management8713514
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Cisco Systems8713292
Holdings [Line Items]
Percent of Total Investments	1.50%
C000203262 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203262 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000203262 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203262 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203262 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203262 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203262 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203262 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000203262 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000203262 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203262 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000203262 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000203262 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219547 | Morgan Stanley8713915
Holdings [Line Items]
Percent of Total Investments	4.50%
C000219547 | Apollo Global Management8713865
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219547 | MetLife8713911
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219547 | Jackson Financial8713906
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219547 | Reinsurance Group of America8713925
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219547 | Goldman Sachs Group8713901
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219547 | US Bancorp8713948
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219547 | Allstate8713857
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219547 | Banc of California8713875
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219547 | Bank of America8713883
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219547 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219547 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219547 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219547 | Financials
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000224228 | Microsoft8714638
Holdings [Line Items]
Percent of Total Investments	6.60%
C000224228 | NVIDIA8714682
Holdings [Line Items]
Percent of Total Investments	6.30%
C000224228 | Apple8714190
Holdings [Line Items]
Percent of Total Investments	5.80%
C000224228 | Amazon.com8714160
Holdings [Line Items]
Percent of Total Investments	3.80%
C000224228 | Meta Platforms8714630
Holdings [Line Items]
Percent of Total Investments	2.80%
C000224228 | Broadcom8714258
Holdings [Line Items]
Percent of Total Investments	2.20%
C000224228 | Alphabet8714154
Holdings [Line Items]
Percent of Total Investments	2.00%
C000224228 | Tesla8714842
Holdings [Line Items]
Percent of Total Investments	1.90%
C000224228 | Alphabet8714157
Holdings [Line Items]
Percent of Total Investments	1.70%
C000224228 | JPMorgan Chase8714567
Holdings [Line Items]
Percent of Total Investments	1.40%
C000224228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224228 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000224228 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224228 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224228 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224228 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000224228 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000224228 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000224228 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000224228 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000243154 | U.S. Treasury Bills8714989
Holdings [Line Items]
Percent of Total Investments	8.80%
C000243154 | U.S. Treasury Bills8715003
Holdings [Line Items]
Percent of Total Investments	8.00%
C000243154 | U.S. Treasury Bills8714985
Holdings [Line Items]
Percent of Total Investments	7.70%
C000243154 | U.S. Treasury Bills8715006
Holdings [Line Items]
Percent of Total Investments	6.70%
C000243154 | U.S. Treasury Bills8714968
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243154 | U.S. Treasury Bills8714999
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243154 | U.S. Treasury Bills8714982
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243154 | U.S. Treasury Bills8714998
Holdings [Line Items]
Percent of Total Investments	5.00%
C000243154 | U.S. Treasury Bills8714993
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243154 | U.S. Treasury Bills8715011
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243154 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243154 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000243084 | NRG Energy8715130
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243084 | Marathon Petroleum8715107
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | United Airlines Holdings8715166
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Altria Group8715017
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243084 | Gen Digital8715074
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243084 | Valero Energy8715170
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | Expedia Group8715070
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243084 | CF Industries Holdings8715042
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243084 | Warner Bros Discovery8715175
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243084 | QUALCOMM8715140
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243084 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000243084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000243084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000252057 | U.S. Treasury Notes8715380
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8715433
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8715416
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8715395
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252057 | U.S. Treasury Notes8715414
Holdings [Line Items]
Percent of Total Investments	3.50%
C000252057 | U.S. Treasury Notes8715432
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252057 | U.S. Treasury Notes8715317
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252057 | U.S. Treasury Notes8715310
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252057 | U.S. Treasury Notes8715401
Holdings [Line Items]
Percent of Total Investments	2.10%
C000252057 | U.S. Treasury Notes8715378
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252057 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000252058 | U.S. Treasury Notes8715470
Holdings [Line Items]
Percent of Total Investments	5.80%
C000252058 | U.S. Treasury Notes8715496
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252058 | U.S. Treasury Notes8715483
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252058 | U.S. Treasury Notes8715477
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252058 | U.S. Treasury Notes8715471
Holdings [Line Items]
Percent of Total Investments	5.10%
C000252058 | U.S. Treasury Notes8715462
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252058 | U.S. Treasury Notes8715476
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252058 | U.S. Treasury Notes8715491
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252058 | U.S. Treasury Notes8715501
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252058 | U.S. Treasury Notes8715489
Holdings [Line Items]
Percent of Total Investments	4.10%
C000252058 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000252059 | U.S. Treasury Bonds8715565
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252059 | U.S. Treasury Bonds8715568
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252059 | U.S. Treasury Bonds8715559
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252059 | U.S. Treasury Bonds8715584
Holdings [Line Items]
Percent of Total Investments	2.60%
C000252059 | U.S. Treasury Bonds8715539
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252059 | U.S. Treasury Bonds8715506
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252059 | U.S. Treasury Bonds8715513
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252059 | U.S. Treasury Bonds8715569
Holdings [Line Items]
Percent of Total Investments	1.70%
C000252059 | U.S. Treasury Bonds8715557
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252059 | U.S. Treasury Bonds8715575
Holdings [Line Items]
Percent of Total Investments	1.60%
C000252059 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.70%